Fair Value Measurements (Details) - Schedule of change in number and value of warrants	3 Months Ended
Dec. 31, 2021 USD ($) shares
Fair Value Measurements (Details) - Schedule of change in number and value of warrants [Line Items]
Shares at beginning | shares	27,649,991
Value at beginning | $	$ 93,110
Exercised | shares	(1,370)
Exercised | $	$ (4)
Change in value | shares
Change in value | $	$ (3,085)
Shares at ending | shares	27,648,621
Value at ending | $	$ 90,021
Public [Member]
Fair Value Measurements (Details) - Schedule of change in number and value of warrants [Line Items]
Shares at beginning | shares	17,249,991
Value at beginning | $	$ 29,670
Exercised | shares	(1,370)
Exercised | $	$ (4)
Change in value | shares
Change in value | $	$ 7,419
Shares at ending | shares	17,248,621
Value at ending | $	$ 37,085
Private [Member]
Fair Value Measurements (Details) - Schedule of change in number and value of warrants [Line Items]
Shares at beginning | shares	10,400,000
Value at beginning | $	$ 63,440
Exercised | shares
Exercised | $
Change in value | shares
Change in value | $	$ (10,504)
Shares at ending | shares	10,400,000
Value at ending | $	$ 52,936